10-K Shareholders' Equity (Summary of Vesting Activity Related to Restricted Share Units) (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Forfeited	(13,835)	(70,126)
Restricted Stock Units (RSUs) [Member] | Progressive Waste Solutions Ltd. [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Cash settled	(5,803)	(5,203)
Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Forfeited		(87,554)